Federated Hermes Capital Income Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.8%
		Communication Services—2.9%
35,251	[1]	Alphabet, Inc., Class A	$ 4,880,853
236,445		AT&T, Inc.	4,003,014
24,072		Comcast Corp., Class A	1,031,485
43,176		Deutsche Telekom AG, Class REG	1,026,255
11,066	[1]	Meta Platforms, Inc.	5,423,778
51	[1]	Netflix, Inc.	30,749
27,353		Walt Disney Co.	3,052,048
93,977	[1]	Warner Bros. Discovery, Inc.	826,058
		TOTAL	20,274,240
		Consumer Discretionary—2.5%
16,470	[1]	Amazon.com, Inc.	2,911,237
17,978	[1]	Aptiv PLC	1,429,071
14,883		Churchill Downs, Inc.	1,813,791
8,291		D. R. Horton, Inc.	1,239,007
101,134		General Motors Co.	4,144,471
2,272		Home Depot, Inc.	864,746
7,723		Lowe’s Cos., Inc.	1,858,694
64,242		The Wendy’s Co.	1,163,423
18,396		Whirlpool Corp.	1,975,547
		TOTAL	17,399,987
		Consumer Staples—3.0%
7,942		Constellation Brands, Inc., Class A	1,973,746
3,859		Costco Wholesale Corp.	2,870,672
8,932		Hershey Foods Corp.	1,678,501
14,983		Philip Morris International, Inc.	1,347,871
18,222		Procter & Gamble Co.	2,896,205
9,333		Target Corp.	1,427,202
66,024		The Coca-Cola Co.	3,962,760
75,467		WalMart, Inc.	4,423,121
		TOTAL	20,580,078
		Energy—2.3%
23,595		Chevron Corp.	3,586,676
30,229		ConocoPhillips	3,401,972
56,926		Exxon Mobil Corp.	5,949,905
16,915		Schlumberger Ltd.	817,502
14,501		TotalEnergies SE	927,836
11,321		Valero Energy Corp.	1,601,469
		TOTAL	16,285,360
		Financials—7.2%
21,373		Allstate Corp.	3,409,421
12,372		American Express Co.	2,714,664
34,080		American International Group, Inc.	2,484,091
20,115		Assurant, Inc.	3,649,867
2,473		BlackRock, Inc.	2,006,444
6,371		Chubb Ltd.	1,603,390
237,886		First Horizon Corp.	3,354,193
14,359		Global Payments, Inc.	1,862,362
10,524		Goldman Sachs Group, Inc.	4,094,362

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
23,462		Intercontinental Exchange, Inc.	$ 3,247,610
38,360		JPMorgan Chase & Co.	7,137,262
25,936		KKR & Co., Inc., Class COMMON	2,548,471
10,234		Progressive Corp., OH	1,939,957
5,775		S&P Global, Inc.	2,473,894
13,949		Visa, Inc., Class A	3,942,545
66,408		Wells Fargo & Co.	3,691,621
		TOTAL	50,160,154
		Health Care—5.7%
16,073		Abbott Laboratories	1,906,901
76,669	[1]	Avantor, Inc.	1,889,124
8,514		Becton Dickinson & Co.	2,005,473
5,082		Danaher Corp.	1,286,457
134,849	[1]	Elanco Animal Health, Inc.	2,142,751
7,343		Eli Lilly & Co.	5,534,272
10,541		Gilead Sciences, Inc.	760,006
5,875		Humana, Inc.	2,058,130
25,320		Johnson & Johnson	4,086,141
3,598		McKesson Corp.	1,876,033
10,919		Medtronic PLC	910,208
29,098		Merck & Co., Inc.	3,699,811
98,214		Pfizer, Inc.	2,608,564
9,327		Sanofi	886,157
4,598		Thermo Fisher Scientific, Inc.	2,621,688
7,538		UnitedHealth Group, Inc.	3,720,757
11,109		Zimmer Biomet Holdings, Inc.	1,381,515
		TOTAL	39,373,988
		Industrials—3.8%
13,736	[1]	Boeing Co.	2,798,298
2,316		Deere & Co.	845,456
5,682		Dover Corp.	939,689
6,088		FedEx Corp.	1,515,729
18,262		Fortune Brands Innovations, Inc.	1,485,431
11,092		General Electric Co.	1,740,224
9,017		Hunt (J.B.) Transportation Services, Inc.	1,860,297
41,087		Knight-Swift Transportation Holdings, Inc.	2,314,842
11,348		L3Harris Technologies, Inc.	2,401,918
5,334		Parker-Hannifin Corp.	2,856,090
11,744		Regal Rexnord Corp.	2,013,979
33,119		Stanley Black & Decker, Inc.	2,957,195
12,652		Waste Management, Inc.	2,601,884
		TOTAL	26,331,032
		Information Technology—8.0%
5,038		Accenture PLC	1,888,142
2,281	[1]	Adobe, Inc.	1,277,999
6,097	[1]	Advanced Micro Devices, Inc.	1,173,855
6,056		Analog Devices, Inc.	1,161,662
56,297		Apple, Inc.	10,175,683
6,306		Applied Materials, Inc.	1,271,416
3,827		Broadcom, Inc.	4,976,975
23,473		Cisco Systems, Inc.	1,135,389
22,054		IBM Corp.	4,080,652
48,989		Intel Corp.	2,108,976

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
13,126		Microchip Technology, Inc.	$ 1,104,422
11,490		Micron Technology, Inc.	1,041,109
33,961		Microsoft Corp.	14,047,628
3,586		Motorola Solutions, Inc.	1,184,778
5,102		NVIDIA Corp.	4,036,294
10,667	[1]	Salesforce, Inc.	3,294,183
18,112		TD SYNNEX Corp.	1,881,837
		TOTAL	55,841,000
		Materials—1.7%
36,407		Freeport-McMoRan, Inc.	1,376,549
40,503		International Paper Co.	1,432,186
7,712		Linde PLC	3,461,300
15,124		LyondellBasell Industries N.V.	1,516,635
83,474	[1]	MP Materials Corp.	1,269,639
9,072		Vulcan Materials Co.	2,411,791
		TOTAL	11,468,100
		Real Estate—1.7%
13,327		American Tower Corp.	2,650,207
3,135		Equinix, Inc.	2,786,451
27,321		NNN REIT, Inc.	1,111,692
18,198		ProLogis, Inc.	2,425,247
69,844		RLJ Lodging Trust	829,048
7,711		Simon Property Group, Inc.	1,142,308
7,263		Sun Communities, Inc.	971,499
		TOTAL	11,916,452
		Utilities—1.0%
100,718		AES Corp.	1,530,914
90,980		PPL Corp.	2,399,143
42,974		Southern Co.	2,890,001
		TOTAL	6,820,058
		TOTAL COMMON STOCKS (IDENTIFIED COST $237,105,560)	276,450,449
		U.S. TREASURIES—9.8%
		U.S. Treasury Bond—3.5%
$25,200,000		United States Treasury Bond, 4.125%, 8/15/2053	24,129,000
		U.S. Treasury Note—6.3%
15,600,000		United States Treasury Note, 3.875%, 8/15/2033	15,134,438
8,300,000		United States Treasury Note, 4.375%, 8/31/2028	8,327,235
20,000,000		United States Treasury Note, 5.000%, 10/31/2025	20,077,016
		TOTAL	43,538,689
		TOTAL U.S. TREASURIES (IDENTIFIED COST $66,013,179)	67,667,689
		CORPORATE BONDS—3.7%
		Basic Industry - Metals & Mining—0.0%
75,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	69,392
35,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	24,054
		TOTAL	93,446
		Capital Goods - Aerospace & Defense—0.1%
225,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	201,593
30,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,410
50,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,861
130,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	122,419
170,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	159,514

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 100,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	$ 99,060
	TOTAL	652,857
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	36,578
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	75,675
	TOTAL	112,253
	Capital Goods - Diversified Manufacturing—0.0%
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	21,998
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	77,110
	TOTAL	99,108
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	90,931
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	375,267
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	191,678
	TOTAL	657,876
	Communications - Media & Entertainment—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	29,573
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	30,409
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	88,262
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	84,158
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	59,995
	TOTAL	292,397
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	135,549
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	83,261
210,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	209,082
150,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	145,311
	TOTAL	573,203
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	186,049
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	60,197
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	170,518
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	128,900
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	79,944
	TOTAL	625,608
	Consumer Cyclical - Automotive—0.1%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	100,984
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	132,879
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	213,322
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	88,352
150,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	148,975
	TOTAL	684,512
	Consumer Cyclical - Retailers—0.1%
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	114,678
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	186,465
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	137,018
	TOTAL	438,161
	Consumer Cyclical - Services—0.0%
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	74,992
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	231,274
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	132,022
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	33,706

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	$ 124,383
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	107,115
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	141,631
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	124,980
	TOTAL	895,111
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	46,128
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	111,597
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	74,263
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	84,555
	TOTAL	316,543
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	215,089
100,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	99,761
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	190,056
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	48,637
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	170,278
	TOTAL	723,821
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	53,673
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	57,942
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	153,068
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	149,356
	TOTAL	360,366
	Energy - Independent—0.0%
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	146,143
105,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	114,785
	TOTAL	260,928
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,461
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	102,241
70,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	69,303
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	107,407
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	195,515
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,018
	TOTAL	501,484
	Energy - Oil Field Services—0.0%
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	122,108
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	133,695
	Financial Institution - Banking—0.9%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	341,975
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	69,824
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	176,213
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	145,424
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	759,923
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	122,342
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	239,669
75,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	73,669
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	68,756
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	84,835

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	$ 244,888
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	286,167
250,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	242,289
125,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	123,406
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	240,589
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	84,488
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	576,278
70,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	69,650
65,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	64,735
125,000	[2]	KeyCorp, Sr. Unsecd. Note, 6.401% (SOFR +2.420%), 3/6/2035	125,413
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	68,145
80,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	76,873
60,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	59,667
40,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	39,968
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	96,047
350,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	358,373
100,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	105,321
80,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	80,261
150,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	129,081
210,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	201,564
275,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	260,060
60,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	59,033
100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	87,738
100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	95,649
		TOTAL	5,858,313
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	40,387
		Financial Institution - Finance Companies—0.0%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	144,843
75,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	76,704
		TOTAL	221,547
		Financial Institution - Insurance - Life—0.1%
200,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	168,001
340,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	258,467
		TOTAL	426,468
		Financial Institution - Insurance - P&C—0.1%
125,000		Aon North America, Inc., 5.750%, 3/1/2054	125,757
250,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	322,711
		TOTAL	448,468
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	185,004
250,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	248,465
		TOTAL	433,469
		Financial Institution - REIT - Healthcare—0.0%
200,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	194,832
110,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	93,960
		TOTAL	288,792
		Financial Institution - REIT - Office—0.0%
130,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	97,356
150,000		Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	141,817
40,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,334
		TOTAL	267,507

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.0%
$ 115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	$ 106,456
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	152,937
	Technology—0.1%
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	88,906
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,922
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	143,725
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	131,989
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	137,907
250,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	281,923
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	130,695
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	36,374
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	28,246
	TOTAL	983,687
	Technology Services—0.0%
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	33,272
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,352,320
	Transportation - Railroads—0.0%
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	77,070
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	56,704
	TOTAL	133,774
	Transportation - Services—0.1%
125,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	124,060
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	97,627
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	131,955
	TOTAL	353,642
	Utility - Electric—0.8%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	80,620
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	62,437
3,700,000	CenterPoint Energy, Inc., Conv. Bond, 4.250%, 8/15/2026	3,645,654
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	125,859
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	127,850
100,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	99,378
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	40,090
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	229,336
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,304
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	66,316
100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	97,607
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	107,967
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	146,842
45,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	40,015
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	168,279
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	268,216
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	39,571
	TOTAL	5,369,341
	Utility - Natural Gas—0.0%
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	203,523
	TOTAL CORPORATE BONDS (IDENTIFIED COST $26,707,215)	25,394,506
	PREFERRED STOCKS—3.3%
	Communication Services—1.1%
53,623	Google, Issued by JPMorgan Chase & Co., ELN, 2.000%, 3/27/2024	7,442,336

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Consumer Discretionary—0.9%
36,769		Amazon, Issued by JP Morgan & Chase Co., ELN, 3.000%, 8/21/2024	$ 6,387,879
		Financials—0.6%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	3,827,400
		Industrials—0.1%
25,000		Clarivate PLC, Conv. Pfd., 5.250%	723,500
		Utilities—0.6%
129,000		NextEra Energy, Inc., Conv. Pfd., 6.926%	4,520,160
		PREFERRED STOCKS (IDENTIFIED COST $24,565,225)	22,901,275
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.4%
$ 875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	841,695
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,180,521
285,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	251,791
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	371,265
		TOTAL	2,645,272
		Non-Agency Mortgage-Backed Securities—0.2%
1,771,369		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,410,661
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,525,138)	4,055,933
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
		Federal Home Loan Mortgage Corporation—0.3%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	985,463
955,686		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	854,423
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	502,800
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,599,148)	2,342,686
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
730,859		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $724,177)	695,454
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	297,732
		PURCHASED PUT OPTIONS—0.1%
1,700		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $863,736, Exercise Price $480, Expiration Date 3/15/2024	63,750
1,700		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $863,736, Exercise Price $480, Expiration Date 4/19/2024	303,450
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $479,559)	367,200
		INVESTMENT COMPANIES—42.1%
12,990,598		Emerging Markets Core Fund	107,821,965
2,074,562		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[3]	2,074,977
14,587,100		High Yield Bond Core Fund	80,520,793
12,379,500		Mortgage Core Fund	101,635,689
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $358,446,524)	292,053,424
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $721,165,725)	692,226,348
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	1,607,538
		TOTAL NET ASSETS—100%	$693,833,886

At February 29, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	23	$4,709,250	June 2024	$2,595
United States Treasury Notes 5-Year Long Futures	405	$43,297,031	June 2024	$33,868
United States Treasury Notes 10-Year Ultra Long Futures	1	$114,172	June 2024	$370
Short Futures:
United States Treasury Notes 10-Year Short Futures	44	$4,859,250	June 2024	$(8,784)
United States Treasury Ultra Bond Short Futures	297	$37,978,875	June 2024	$(44,754)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(16,705)
The average notional value of long and short futures contracts held by the Fund throughout the period was $73,031,340 and $43,497,445, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/29/2024	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index HY Series 39	Buy	5.000%	12/20/2027	3.00%	$7,350,000	$(480,805)	$17,665	$(498,470)
TOTAL CREDIT DEFAULT SWAPS							$(480,805)	$17,665	$(498,470)
The average notional amount of swap contracts held by the Fund throughout the period was $7,350,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
SPDR S&P 500	SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $455, Expiration Date 3/15/2024	(1,700)	$863,736	March 2024	$455.00	$(29,750)
SPDR S&P 500	SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $455, Expiration Date 4/19/2024	(1,700)	$863,736	April 2024	$455.00	$(131,750)
(Premium Received $202,989)						$(161,500)
The average market value of purchased put options held by the Fund throughout the period was $91,800. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures, Swaps and Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/29/2024	Shares Held as of 2/29/2024	Dividend Income
Emerging Markets Core Fund	$95,097,820	$9,000,000	$—	$3,724,145	$—	$107,821,965	12,990,598	$2,271,859
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares,	$4,611,650	$26,299,522	$(28,835,476)	$(25)	$(694)	$2,074,977	2,074,562	$40,414
High Yield Bond Core Fund	$78,916,212	$—	$—	$1,604,581	$—	$80,520,793	14,587,100	$1,337,721
Mortgage Core Fund	$103,431,928	$—	$(3,000,000)	$1,608,698	$(404,937)	$101,635,689	12,379,500	$1,210,506
TOTAL OF AFFILIATED TRANSACTIONS	$282,057,610	$35,299,522	$(31,835,476)	$6,937,399	$(405,631)	$292,053,424	42,031,760	$4,860,500

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$261,983,954	$—	$—	$261,983,954
International	11,626,248	2,840,247	—	14,466,495
Preferred Stocks
Domestic	8,347,560	13,830,215	—	22,177,775
International	723,500	—	—	723,500
Debt Securities:
U.S. Treasuries	—	67,667,689	—	67,667,689
Corporate Bonds	—	25,394,506	—	25,394,506
Collateralized Mortgage Obligations	—	4,055,933	—	4,055,933
Commercial Mortgage-Backed Securities	—	2,342,686	—	2,342,686
Asset-Backed Security	—	695,454	—	695,454
Warrant	—	297,732	—	297,732
Purchased Put Options	367,200	—	—	367,200
Investment Companies	292,053,424	—	—	292,053,424
TOTAL SECURITIES	$575,101,886	$117,124,462	$—	$692,226,348
Other Financial Instruments:
Assets
Futures Contracts	$36,833	$—	$—	$36,833
Liabilities
Futures Contracts	(53,538)	—	—	(53,538)
Swap Contracts	—	(480,805)	—	(480,805)
Written Options Contracts	(161,500)	—	—	(161,500)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(178,205)	$(480,805)	$—	$(659,010)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt